Organization and nature of operations - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2011 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Number of year's power of attorney retained		10 years	10 years
Percentage of pre-tax operating profit		80.00%	80.00%
Shareholder Service [Member]
Variable Interest Entity [Line Items]
Service fees payable | $		$ 825,000		$ 1,155,000	$ 1,088,000
Exclusive Technology Support and Services Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit		20.00%	20.00%
Exclusive Technology Consulting and Training Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit		20.00%	20.00%
Software and Proprietary Technology License Contract [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit		40.00%	40.00%
Giganology (Shenzhen) Co. Ltd [Member]
Variable Interest Entity [Line Items]
Termination of agreement, notice period		30 days	30 days
Automated extended period of agreement		10 years	10 years
Agreement expiration date		2022	2022
Giganology (Shenzhen) Co. Ltd [Member] | Exclusive Technology Support and Services Agreement [Member]
Variable Interest Entity [Line Items]
Term agreement expiration year		2025	2025
Agreement between Giganology Shenzhen and Mr. Sean Shenglong Zou [Member]
Variable Interest Entity [Line Items]
Additional interest-free loans			¥ 20
Increase in registered capital			30
Agreement between Giganology Shenzhen and Shareholders of Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Interest-free loans			¥ 9
Agreement between Giganology Shenzhen and Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Increase in registered capital	¥ 20
Term agreement expiration year		2016	2016
Call Option Agreement [Member] | Giganology (Shenzhen) Co. Ltd [Member]
Variable Interest Entity [Line Items]
Agreement expiration date		2022	2022
Outstanding share, purchase price per share | ¥ / shares			¥ 1